Financial Instruments (Details Narrative) $ in Millions	9 Months Ended
Aug. 31, 2023 USD ($)
Financial instruments
Foreign Exchange Risk Movement In Currency Percentage	10.00%
Foreign Exchange Risk Loss And Other Comprehensive Loss Amount Affected	$ 1.0
Other comprehensive loss	$ 0.1